Restructuring	3 Months Ended
Mar. 31, 2024
Restructuring and Related Activities [Abstract]
Restructuring	Restructuring
The Company did not incur a restructuring charge in the three months ended March 31, 2024.

In the three months ended March 31, 2023, a restructuring charge of $9.7 million was recorded in the Condensed Consolidated Statement of Operations under a restructuring plan adopted following a review of operations. The restructuring plan reflected an office consolidation program to optimize the Company's office footprint.

	Three Months Ended
	March 31, 2024	March 31, 2023
	(in thousands)
Restructuring charges	$—	$9,729
Total	$—	$9,729
At March 31, 2024, a total liability of $3.1 million was recorded on the Consolidated Balance Sheet relating to restructuring activities. The total liability included $0.5 million of personnel related liabilities as a result of the workforce reduction; all of which have been classified as short-term. The total liability also included $2.6 million of facilities related liabilities of which $0.8 million is included within other liabilities and $1.8 million is included within non-current other liabilities.

	Three Months Ended	Year Ended
	March 31, 2024	December 31, 2023
	(in thousands)
Opening provision	$6,999	$6,022
Charge during the period	—	36,704
Utilization	(3,853)	(35,727)
Ending provision	$3,146	$6,999